Share Capital and Other Components of Equity - Summary of Number of Common Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	93,397,985	81,450,326
Balance, end of year		93,397,985
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	93,397,985	81,450,326
Repurchase and cancellation of own shares	(2,157,862)	(1,542,155)
Issuance of shares		11,960,000
Stock options exercised	912,770	1,529,814
Balance, end of year	92,152,893	93,397,985